Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000177521_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000177521_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000177521_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,891
C000177521_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,416
C000177521_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,400
C000177521_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,734
C000177521_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,805
C000177521_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,584
C000177521_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,773
C000177521_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,008
C000177521_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000177521_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177521_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,684
C000177521_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,701
C000177521_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,780
C000177521_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,963
C000177521_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,290
C000177521_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,633
C000177521_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,111
C000177521_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,914
C000177521_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000177521_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177521_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,422
C000177521_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,175
C000177521_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,818
C000177521_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,220
C000177521_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,902
C000177521_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,284
C000177521_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,816
C000177521_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,318
C000048882_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000048882_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000048882_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,870
C000048882_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,724
C000048882_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,137
C000048882_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,110
C000048882_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,317
C000048882_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,652
C000048882_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,261
C000048882_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,346
C000048882_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,613
C000048882_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,802
C000048882_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000048882_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048882_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,784
C000048882_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,630
C000048882_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,650
C000048882_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,925
C000048882_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,959
C000048882_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,257
C000048882_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,298
C000048882_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,681
C000048882_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,359
C000048882_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,116
C000048882_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048882_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048882_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000048882_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000048882_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000048882_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000048882_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000048882_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000048882_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000048882_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000048882_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000048882_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000048883_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000048883_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048883_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,282
C000048883_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,290
C000048883_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,739
C000048883_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,836
C000048883_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,071
C000048883_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,000
C000048883_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,601
C000048883_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,781
C000048883_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,611
C000048883_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,040
C000048883_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000048883_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048883_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,784
C000048883_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,630
C000048883_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,650
C000048883_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,925
C000048883_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,959
C000048883_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,257
C000048883_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,298
C000048883_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,681
C000048883_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,359
C000048883_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,116
C000048883_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048883_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048883_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000048883_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000048883_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000048883_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000048883_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000048883_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000048883_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000048883_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000048883_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000048883_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000048881_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000048881_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048881_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,172
C000048881_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,024
C000048881_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,357
C000048881_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,280
C000048881_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,419
C000048881_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,723
C000048881_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,237
C000048881_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,237
C000048881_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,531
C000048881_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,771
C000048881_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000048881_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048881_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,784
C000048881_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,630
C000048881_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,650
C000048881_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,925
C000048881_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,959
C000048881_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,257
C000048881_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,298
C000048881_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,681
C000048881_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,359
C000048881_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,116
C000048881_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048881_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048881_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000048881_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000048881_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000048881_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000048881_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000048881_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000048881_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000048881_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000048881_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000048881_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000048879_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000048879_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000048879_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,663
C000048879_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,511
C000048879_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,966
C000048879_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,953
C000048879_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,207
C000048879_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,515
C000048879_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,173
C000048879_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,298
C000048879_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,611
C000048879_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,855
C000048879_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
C000048879_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048879_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,784
C000048879_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,630
C000048879_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,650
C000048879_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,925
C000048879_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,959
C000048879_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,257
C000048879_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,298
C000048879_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,681
C000048879_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,359
C000048879_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,116
C000048879_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000048879_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048879_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,424
C000048879_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,924
C000048879_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,776
C000048879_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,635
C000048879_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,221
C000048879_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,782
C000048879_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000048879_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,422
C000048879_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,910
C000048879_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,343
C000205048_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205048_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205048_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,622
C000205048_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,371
C000205048_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,661
C000205048_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,032
C000205048_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,668
C000205048_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,304
C000205048_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,542
C000205048_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US High Yield Constrained Index
C000205048_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205048_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,813
C000205048_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,630
C000205048_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,890
C000205048_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,058
C000205048_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,679
C000205048_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,299
C000205048_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,162
C000205048_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000205048_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205048_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,913
C000205048_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,039
C000205048_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,697
C000205048_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,754
C000205048_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,898
C000205048_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,016
C000205048_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,138
C000048864_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000048864_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000048864_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,205
C000048864_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,502
C000048864_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,563
C000048864_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,418
C000048864_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,719
C000048864_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,497
C000048864_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,831
C000048864_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,545
C000048864_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,136
C000048864_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,231
C000048864_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® US High Yield Constrained Index
C000048864_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048864_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,018
C000048864_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,025
C000048864_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,129
C000048864_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000048864_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,459
C000048864_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,904
C000048864_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,199
C000048864_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,966
C000048864_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,268
C000048864_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,575
C000048864_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048864_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048864_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048864_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048864_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048864_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048864_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048864_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048864_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048864_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048864_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048864_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000048865_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000048865_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048865_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,654
C000048865_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,044
C000048865_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,141
C000048865_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,073
C000048865_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,425
C000048865_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,396
C000048865_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,665
C000048865_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000048865_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,259
C000048865_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,534
C000048865_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® US High Yield Constrained Index
C000048865_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048865_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,018
C000048865_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,025
C000048865_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,129
C000048865_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000048865_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,459
C000048865_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,904
C000048865_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,199
C000048865_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,966
C000048865_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,268
C000048865_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,575
C000048865_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048865_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048865_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048865_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048865_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048865_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048865_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048865_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048865_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048865_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048865_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048865_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000048868_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000048868_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048868_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,551
C000048868_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,808
C000048868_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,777
C000048868_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,554
C000048868_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,759
C000048868_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,432
C000048868_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,664
C000048868_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,248
C000048868_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,782
C000048868_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,841
C000048868_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® US High Yield Constrained Index
C000048868_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048868_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,018
C000048868_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,025
C000048868_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,129
C000048868_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000048868_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,459
C000048868_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,904
C000048868_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,199
C000048868_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,966
C000048868_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,268
C000048868_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,575
C000048868_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048868_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048868_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048868_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048868_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048868_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048868_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048868_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048868_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048868_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048868_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048868_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000048866_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000048866_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000048866_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,205
C000048866_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,506
C000048866_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,564
C000048866_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,420
C000048866_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,720
C000048866_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,499
C000048866_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,833
C000048866_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,547
C000048866_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,133
C000048866_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,235
C000048866_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				ICE® BofA® US High Yield Constrained Index
C000048866_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048866_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,018
C000048866_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,025
C000048866_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,129
C000048866_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,138
C000048866_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,459
C000048866_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,904
C000048866_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,199
C000048866_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,966
C000048866_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,268
C000048866_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,575
C000048866_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048866_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048866_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048866_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048866_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048866_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048866_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048866_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048866_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048866_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048866_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048866_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000048863_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Floating Rate High Income Fund
C000048863_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048863_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,628
C000048863_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,128
C000048863_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,574
C000048863_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,913
C000048863_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,895
C000048863_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,035
C000048863_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,802
C000048863_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,209
C000048863_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,653
C000048863_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,590
C000048863_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Performing Loans
C000048863_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048863_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,662
C000048863_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000048863_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,758
C000048863_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,053
C000048863_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,305
C000048863_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,399
C000048863_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,150
C000048863_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,753
C000048863_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,355
C000048863_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,402
C000048863_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048863_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048863_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048863_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048863_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048863_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048863_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048863_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048863_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048863_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048863_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048863_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000205047_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205047_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205047_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,974
C000205047_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,271
C000205047_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,272
C000205047_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,249
C000205047_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,066
C000205047_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,289
C000205047_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,547
C000205047_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® LSTA® US Performing Loans
C000205047_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205047_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,991
C000205047_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,242
C000205047_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,456
C000205047_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,386
C000205047_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,174
C000205047_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,536
C000205047_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,897
C000205047_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000205047_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205047_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,913
C000205047_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,039
C000205047_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,697
C000205047_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,754
C000205047_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,898
C000205047_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,016
C000205047_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,138
C000048861_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000048861_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,725
C000048861_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,297
C000048861_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,748
C000048861_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,134
C000048861_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,437
C000048861_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,384
C000048861_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,422
C000048861_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,177
C000048861_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,479
C000048861_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,807
C000048861_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,649
C000048861_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Performing Loans
C000048861_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048861_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,662
C000048861_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000048861_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,758
C000048861_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,053
C000048861_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,305
C000048861_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,399
C000048861_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,150
C000048861_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,753
C000048861_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,355
C000048861_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,402
C000048861_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048861_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048861_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048861_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048861_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048861_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048861_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048861_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048861_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048861_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048861_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048861_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000048862_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000048862_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048862_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,623
C000048862_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,116
C000048862_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,543
C000048862_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,875
C000048862_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,851
C000048862_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,981
C000048862_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,757
C000048862_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,140
C000048862_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,572
C000048862_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,498
C000048862_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Performing Loans
C000048862_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048862_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,662
C000048862_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000048862_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,758
C000048862_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,053
C000048862_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,305
C000048862_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,399
C000048862_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,150
C000048862_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,753
C000048862_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,355
C000048862_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,402
C000048862_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048862_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048862_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048862_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048862_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048862_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048862_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048862_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048862_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048862_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048862_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048862_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000048860_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000048860_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048860_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000048860_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,911
C000048860_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,220
C000048860_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,429
C000048860_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,292
C000048860_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,244
C000048860_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,900
C000048860_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,071
C000048860_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,358
C000048860_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,174
C000048860_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Performing Loans
C000048860_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048860_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,662
C000048860_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000048860_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,758
C000048860_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,053
C000048860_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,305
C000048860_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,399
C000048860_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,150
C000048860_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,753
C000048860_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,355
C000048860_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,402
C000048860_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048860_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048860_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048860_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048860_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048860_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048860_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048860_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048860_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048860_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048860_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048860_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,544
C000048858_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000048858_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,725
C000048858_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,307
C000048858_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,760
C000048858_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,147
C000048858_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,440
C000048858_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,389
C000048858_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,442
C000048858_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,197
C000048858_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,484
C000048858_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,811
C000048858_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,654
C000048858_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Performing Loans
C000048858_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048858_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,662
C000048858_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000048858_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,758
C000048858_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,053
C000048858_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,305
C000048858_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,399
C000048858_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,150
C000048858_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,753
C000048858_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,355
C000048858_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,402
C000048858_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000048858_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048858_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,507
C000048858_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,692
C000048858_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,484
C000048858_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000048858_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,370
C000048858_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,429
C000048858_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,467
C000048858_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,592
C000048858_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,778
C000048858_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,544